Earnings per Share (Details Textual)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Earnings per Share (Textual) [Abstract]
Antidilutive securities excluded from computation of earnings per share, amount	1,493,356	1,103,000	1,305,513	875,000